Leases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Nov. 02, 2020	Oct. 31, 2019
Balance at beginning	$ 116,907	$ 142,205
Adoption of IFRS 16		276,431
Additions	2,642,588	68,035
Disposals	(18,513)
Interest expense on lease liabilities	132,371	65,433
Payments	(512,914)	(435,197)
Balance at ending	2,360,438	116,907
Current	624,935	100,277	$ 355,738	$ 129,876
Non-current	$ 1,735,503	$ 16,630